Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, which was adopted by the SEC in 2022, the Company is providing the following information regarding the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”), former principal executive officer (“Former PEO”) and non-PEO named executive officers (“NEOs”) and certain financial performance of the Company for the fiscal years listed below.

	Scott Pomeroy – PEO		Nadir Ali – Former PEO		Non-PEO NEOs		Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)(5)	Net Loss (thousands)(6)
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to Former PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)
2024	$3,973,792	$2,978,167	$5,216,803	$5,216,803	$1,526,269	$1,217,626	$(99.99)	$35,603
2023	$—	$—	$3,485,624	$3,485,624	$870,485	$870,485	$(99.81)	$47,100
2022	$—	$—	$1,164,615	$979,613	$724,702	$632,191	$(96.22)	$66,304

____________

(1)      Represent the amounts of total compensation reported for our PEO and Former PEO during each corresponding year in the “Total” column of the Summary Compensation Table above. Mr. Pomeroy, our PEO, was appointed as our Chief Executive Officer at the effective time of the XTI Merger on March 12, 2024, following the resignation of Nadir Ali, our Former PEO, from his role as our Chief Executive Officer.

(2)      Represents the amount of “compensation actually paid” to our PEO and Former PEO, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:

			For Awards Granted During the Year		For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Scott Pomeroy	Subtract: Equity Awards for Scott Pomeroy	Add: Fair Value of Equity Awards Granted and Unvested	Add: Fair Value of Equity Awards Granted and Vested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested	Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria	Compensation Actually Paid to Scott Pomeroy
2024	$3,973,792	$(1,051,875)	$56,250	$—	$—	$—	$—	$2,978,167
			For Awards Granted During the Year		For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Nadir Ali	Subtract: Equity Awards for Nadir Ali	Add: Fair Value of Equity Awards Granted and Unvested	Add: Fair Value of Equity Awards Granted and Vested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested	Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria	Compensation Actually Paid to Nadir Ali
2024	$5,216,803	$—	$—	$—	$—	$—	$—	$5,216,803
2023	$3,485,624	$—	$—	$—	$—	$—	$—	$3,485,624
2022	$1,164,615	$(370,005)	$—	$185,003	$—	$—	$—	$979,613

(3)      Represents the average of the amounts reported for our NEOs as a group (excluding our Former PEO) in each applicable year in the “Total” column of the Summary Compensation Table above. For 2024, this consists of Brooke Turk, Wendy Loundermon and Soumya Das; for 2023 and 2022, this consists of Wendy Loundermon and Soumya Das (the “Non-PEO NEOs”).

(4)      Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:

			For Awards Granted During the Year		For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Non-PEO NEOs	Subtract: Equity Awards for Non-PEO NEOs	Add: Fair Value of Equity Awards Granted and Unvested	Add: Fair Value of Equity Awards Granted and Vested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested	Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria	Compensation Actually Paid to Non-PEO NEOs
2024	$1,526,269	$(326,081)	$17,438	$—	$—	$—	$—	$1,217,626
2023	$870,485	$—	$—	$—	$—	$—	$—	$870,485
2022	$724,702	$(185,023)	$—	$92,512	$—	$—	$—	$632,191

(5)      TSR is cumulative for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2024, 2023 and 2022, respectively, calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the end of the measurement period. No dividends were paid in 2024, 2023 or 2022.

(6)      The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable years.

Adjustment To PEO Compensation, Footnote	Represents the amount of “compensation actually paid” to our PEO and Former PEO, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:
			For Awards Granted During the Year		For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Scott Pomeroy	Subtract: Equity Awards for Scott Pomeroy	Add: Fair Value of Equity Awards Granted and Unvested	Add: Fair Value of Equity Awards Granted and Vested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested	Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria	Compensation Actually Paid to Scott Pomeroy
2024	$3,973,792	$(1,051,875)	$56,250	$—	$—	$—	$—	$2,978,167
			For Awards Granted During the Year		For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Nadir Ali	Subtract: Equity Awards for Nadir Ali	Add: Fair Value of Equity Awards Granted and Unvested	Add: Fair Value of Equity Awards Granted and Vested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested	Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria	Compensation Actually Paid to Nadir Ali
2024	$5,216,803	$—	$—	$—	$—	$—	$—	$5,216,803
2023	$3,485,624	$—	$—	$—	$—	$—	$—	$3,485,624
2022	$1,164,615	$(370,005)	$—	$185,003	$—	$—	$—	$979,613

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,526,269	$ 870,485	$ 724,702
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,217,626	870,485	632,191
Adjustment to Non-PEO NEO Compensation Footnote	Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:
			For Awards Granted During the Year		For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Non-PEO NEOs	Subtract: Equity Awards for Non-PEO NEOs	Add: Fair Value of Equity Awards Granted and Unvested	Add: Fair Value of Equity Awards Granted and Vested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested	Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria	Compensation Actually Paid to Non-PEO NEOs
2024	$1,526,269	$(326,081)	$17,438	$—	$—	$—	$—	$1,217,626
2023	$870,485	$—	$—	$—	$—	$—	$—	$870,485
2022	$724,702	$(185,023)	$—	$92,512	$—	$—	$—	$632,191

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group		TSR is cumulative for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2024, 2023 and 2022, respectively, calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the end of the measurement period. No dividends were paid in 2024, 2023 or 2022.
Total Shareholder Return Amount	[3]	$ (99.99)	(99.81)	(96.22)
Net Income (Loss)	[4]	35,603,000	47,100,000	66,304,000
Scott Pomeroy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	3,973,792
PEO Actually Paid Compensation Amount	[6]	$ 2,978,167
PEO Name		Mr. Pomeroy
Scott Pomeroy [Member] | Subtract: Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,051,875)
Scott Pomeroy [Member] | Add: Fair Value of Equity Awards Granted and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		56,250
Scott Pomeroy [Member] | Add: Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Scott Pomeroy [Member] | Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Scott Pomeroy [Member] | Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Scott Pomeroy [Member] | Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Nadir Ali [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	5,216,803	3,485,624	1,164,615
PEO Actually Paid Compensation Amount	[6]	$ 5,216,803	3,485,624	979,613
PEO Name		Nadir Ali
Nadir Ali [Member] | Subtract: Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(370,005)
Nadir Ali [Member] | Add: Fair Value of Equity Awards Granted and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Nadir Ali [Member] | Add: Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				185,003
Nadir Ali [Member] | Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Nadir Ali [Member] | Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Nadir Ali [Member] | Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Subtract: Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(326,081)		(185,023)
Non-PEO NEO | Add: Fair Value of Equity Awards Granted and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,438
Non-PEO NEO | Add: Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				92,512
Non-PEO NEO | Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	Represents the average of the amounts reported for our NEOs as a group (excluding our Former PEO) in each applicable year in the “Total” column of the Summary Compensation Table above. For 2024, this consists of Brooke Turk, Wendy Loundermon and Soumya Das; for 2023 and 2022, this consists of Wendy Loundermon and Soumya Das (the “Non-PEO NEOs”).
[2]	Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:
			For Awards Granted During the Year		For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Non-PEO NEOs	Subtract: Equity Awards for Non-PEO NEOs	Add: Fair Value of Equity Awards Granted and Unvested	Add: Fair Value of Equity Awards Granted and Vested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested	Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria	Compensation Actually Paid to Non-PEO NEOs
2024	$1,526,269	$(326,081)	$17,438	$—	$—	$—	$—	$1,217,626
2023	$870,485	$—	$—	$—	$—	$—	$—	$870,485
2022	$724,702	$(185,023)	$—	$92,512	$—	$—	$—	$632,191

[3]	TSR is cumulative for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2024, 2023 and 2022, respectively, calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the end of the measurement period. No dividends were paid in 2024, 2023 or 2022.
[4]	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable years.
[5]	Represent the amounts of total compensation reported for our PEO and Former PEO during each corresponding year in the “Total” column of the Summary Compensation Table above. Mr. Pomeroy, our PEO, was appointed as our Chief Executive Officer at the effective time of the XTI Merger on March 12, 2024, following the resignation of Nadir Ali, our Former PEO, from his role as our Chief Executive Officer.
[6]	Represents the amount of “compensation actually paid” to our PEO and Former PEO, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:
			For Awards Granted During the Year		For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Scott Pomeroy	Subtract: Equity Awards for Scott Pomeroy	Add: Fair Value of Equity Awards Granted and Unvested	Add: Fair Value of Equity Awards Granted and Vested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested	Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria	Compensation Actually Paid to Scott Pomeroy
2024	$3,973,792	$(1,051,875)	$56,250	$—	$—	$—	$—	$2,978,167
			For Awards Granted During the Year		For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Nadir Ali	Subtract: Equity Awards for Nadir Ali	Add: Fair Value of Equity Awards Granted and Unvested	Add: Fair Value of Equity Awards Granted and Vested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested	Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria	Compensation Actually Paid to Nadir Ali
2024	$5,216,803	$—	$—	$—	$—	$—	$—	$5,216,803
2023	$3,485,624	$—	$—	$—	$—	$—	$—	$3,485,624
2022	$1,164,615	$(370,005)	$—	$185,003	$—	$—	$—	$979,613